Barter Transactions (Details) - ARS ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 23, 2019	Oct. 25, 2019	Jun. 30, 2020
Barter Transactions (Textual)
Barter transaction, description		The Company has transferred in a barter transaction the rights to construct an apartment building (“Tower 1”) to an unrelated third party on the airspace of the COTO Supermarket located in the Abasto neighborhood of the Autonomous City from Buenos Aires. Tower 1 will have 22 floors of a 1 to 3 rooms apartments totaling an area of 8,400 square meters. The amount of the operation was set at USD 4.5 million: USD 1 million will be paid in cash and remaining balance in at least 35 functional units of apartment units, representing the equivalent of 24.20% of the own square meters, with a minimum insured of 1,982 square meters.	The amount of the operation was set at the sum of USD 5.5 million to be paid in future functional units of Building 1, which represent the equivalent of 23.53% of the own square meters, with a minimum footage insured of 2,735 square meters composed by 1,215.62 square meters of commercial destination, 1,519.68 square meters of residential destination and a certain number of parking spaces that represent 22.50% of the own square meters with that destination and never less than 31 units. The consideration is granted by a mortgage on Plot 1 and Building 1. The buyer has an option to acquire Plot 2 of the same property until August 31, 2020 and Plots 3 and 4 until March 31, 2021, subject to certain suspensive conditions
Transaction amounts			$ 28,800
Square meters, description	Plot 1 has an estimated surface area of 3,221 square meters in which a 10-story apartment building will be developed for a total of 11,400 square meters, a commercial ground floor for 1,216 square meters and a basement of 138 parking spaces (“Building 1”).